Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Cost of sales to net realizable value	$ 66
Net realizable value		$ 343
Inventories pledged as security for Terms of Financial Commitment	$ 4,067	$ 1,979